Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Line Items]
Cash at banks	$ 8,711,592	$ 19,424,059
Other liquid assets	253,865
Total	8,965,457	19,424,059
Time deposit [Member]
Cash and Cash Equivalents [Line Items]
Cash at banks	8,465,968	18,437,333
Demand deposit [Member]
Cash and Cash Equivalents [Line Items]
Cash at banks	$ 245,624	$ 986,726